Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

December 21, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Aspiriant Global Equity Trust (File Nos. 333-178600 and 811-22648)

Ladies and Gentlemen:

On behalf of our client, Aspiriant Global Equity Trust (the “Registrant”), we are filing, under the Securities Act of 1933 and under the Investment Company Act of 1940, Pre-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-1A. The purpose of Pre-Effective Amendment No. 3 is to respond to staff comments on the Registrant’s Pre-Effective Amendment No. 2 filing.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum